Condensed Consolidated Statements of Operations (USD $)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2014	Jun. 30, 2013	Jun. 30, 2014	Jun. 30, 2013	Dec. 31, 2013	Dec. 31, 2012
Income Statement [Abstract]
Revenue	$ 111,405		$ 111,405
Cost of revenue	69,346		69,346			300
Gross profit	42,059		42,059			(300)
Operating expenses
Selling, general and administrative expenses	3,834,260	1,368,497	6,690,676	2,047,696	8,384,247	301,284
Other (income)/expense
Gain on extinguishment of debt	(387,642)		(387,642)		(31,712)
Interest income	(14,179)	(10,416)	(43,182)	(12,321)	(59,701)
Interest expense	2,931	662,302	9,181	708,198	733,198	10,000
Other income						(600)
Total costs and expenses	3,435,370	2,020,383	6,269,033	2,743,573	9,026,032	310,684
Loss from continuing operations before provision for income taxes	(3,393,311)	(2,020,383)	(6,226,974)	(2,743,573)	(9,026,032)	(310,984)
Provision for income taxes
Loss from continuing operations	(3,393,311)	(2,020,383)	(6,226,974)	(2,743,573)	(9,026,032)	(310,984)
Loss from discontinued operations	(567)	(25,477)	(2,832)	(271,221)	(271,221)	(208,922)
Net loss	(3,393,878)	(2,045,860)	(6,229,806)	(3,014,794)	(9,297,253)	(519,906)
Loss attributable to the noncontrolling interest						(28,815)
Net loss attributable to Global Digital Solutions, Inc.					$ (9,297,253)	$ (491,091)
Loss per common share - basic and diluted:
Loss from continuing operations	$ (0.03)	$ (0.03)	$ (0.06)	$ (0.05)	$ (0.12)	$ (0.01)
Loss from discontinued operations
Loss attributable to the noncontrolling interest
Net loss	$ (0.03)	$ (0.03)	$ (0.06)	$ (0.05)	$ (0.12)	$ (0.01)
Shares used in computing net loss per share:
Basic and diluted	101,145,350	63,943,788	99,848,623	58,598,393	74,484,164	45,302,055